Epstein Becker & Green, P.C.

250 Park Avenue

New York, NY 10177

DIRECT:

(212) 351-4522

tpolin@ebglaw.com

July 19, 2005

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Peggy A. Fisher, Assistant Director

Re:	AtriCure, Inc.

Amendment No. 3 to Registration Statement on Form S-l

File No. 333-124197

Ladies and Gentlemen:

On behalf of AtriCure, Inc. (the “Company”), we are filing, via EDGAR, one copy of Amendment No. 3 to the above-referenced Registration Statement. In addition, we have sent to Ms. Mary Beth Breslin at the Commission, via overnight courier, five courtesy copies of Amendment No. 3, two of which have been marked to show changes that have been made to the Registration Statement.

Amendment No. 3 incorporates changes requested by the staff in its letter of comments dated July 15, 2005. With respect to the specific comments set forth in the staff’s letter, please be advised as follows (all paragraphs being captioned and numbered to correspond to the captions and numbers set forth in the letter of comments):

Peggy A. Fisher, Esq.

Securities and Exchange Commission

July 19, 2005

Consolidated Financial Statements of AtriCure, Inc. for the year ended December 31, 2004

Note 1. Summary of Significant Accounting Policies, page F-7

Property and Equipment, page F-8

1.	Refer to your response to prior comment 12 in our letter dated June 27, 2005. You revised your disclosure to state that you depreciate the loaned equipment to cost of sales over three years because it is the useful life of the equipment. We also note that the equipment is used by your customers for an indefinite period, as long as the customer is purchasing AtriCure’s handpieces. Please tell us and revise to disclose the basis for the three year useful life of the equipment. Correlate the three year period to the typical timeframe that a customer retains the equipment. Additionally, please tell us how you account for fully depreciated equipment that is redeployed to another customer for use with Atricure’s handpieces.

We have revised to disclose the basis for the three year useful life. The generators and cryo units are regulated by internal computers. As these units are being used for heart surgery, tolerance for imprecision is extremely low. Therefore, the Company believes that the three year life is synonymous with the depreciation policy of computer equipment and is most appropriate. As the Company is only now in its third full year of commercial release, no fully depreciated equipment has been redeployed to any other customers. If this were to happen, though, there would be no change in the depreciation of fully depreciated equipment to other customers. It would remain on the books as fully depreciated.

Note 2. Stock Option Plan, page F-9

2.	We note your response to prior comments 13 and 14 our letter dated June 27, 2005. You state that your underwriters confirmed that an IPO was feasible in the fourth quarter of 2004. We also see that you continued to apply an illiquidity discount of 20% to the fair value of your stock during the fourth quarter of 2004 and the first quarter of 2005. Generally, the closer the company gets to an IPO, the less supportable an illiquidity discount becomes. Please revise to clarify the basis for using the illiquidity discount in your determination of fair value of your stock for options issued after the IPO was deemed feasible. Factors to consider include features, such as put rights, dividend payments, potential buyers (e.g., sales under Rule 144A), the availability and reliability of financial information to potential buyers, liquidity preferences, and restrictive transfer provisions.

We have revised to clarify the basis for using the illiquidity discount.

Peggy A. Fisher, Esq.

Securities and Exchange Commission

July 19, 2005

3.	We note your revised disclosures in response to prior comment 15. You state that the exercise price was set by the board based on a valuation performed contemporaneously by a board member ...” Please revise your filing to disclose how you determined the fair value of options granted, not the exercise price. Additionally, it appears as though you determined the fair value of options retroactively since you disclose that you incurred a charge for stock compensation for employees that were determined to be issued with exercise prices below market value subsequent to their issuance. Please revise your filing to clarify your methodology for determining the fair value of options issued to employees.

We have revised to disclose how the fair value of options was determined.

Note 3. Convertible Debt, page F-11

4.	We note your reference to an independent appraisal firm used in valuing stock warrants on page F-l1. Reference to an independent valuation expert is not required, however, when this reference is made the expert should be named and their consent included in the amendment. Alternatively, please remove this reference and disclose details of the methodology and assumptions you used to determine this value. Please revise.

We have deleted the reference to the independent valuation report. Details of the methodology and assumptions used to determine this value have been disclosed.

Consolidated Financial Statements of Enable Medical Corporation, Inc. for the year ended December 31, 2004

Note 2. Stock Option Plan, page F-32

5.	We note your revised disclosures in response to prior comment 19 regarding how you determined the exercise price of Enable stock. Please revise your filing to disclose how you determined the fair value of options granted, not the exercise price. We see that the fair value was determined to be between $0.05 and $0.08 per share during 2004. Please revise your filing to clarify your methodology for determining the fair value of options issued to employees.

We have revised to disclose how the fair value of options was determined.

Peggy A. Fisher, Esq.

Securities and Exchange Commission

July 19, 2005

Kindly contact the undersigned at (212) 351-4522 once you have had an opportunity to review this letter.

Very truly yours,

Theodore L. Polin